RESULTS FROM OPERATING ACTIVITIES - Administration expenses and other costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of transactions between related parties [line items]
Share based payment (expenses)/benefit	R (22.0)	R (18.4)	R 28.3
Cash settled Long-Term Incentive ("CLTI") scheme	0.0	0.0	44.3
Equity settled Long-Term Incentive ("ELTI") scheme	(22.0)	(18.4)	(16.0)
Explorations expenses and transaction costs	(4.6)	(15.2)	(3.1)
Other costs and administration expenses	(55.8)	(52.8)	(39.7)
Explorations expenses and transaction costs	R 4.6	15.2	R 3.1
Sibanye-Stillwater
Disclosure of transactions between related parties [line items]
Explorations expenses and transaction costs		(8.2)
Explorations expenses and transaction costs		R 8.2